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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California	95131
(Address of principal executive offices)	(Zip code)

Edward Fong, 2211 North First Street, San Jose, California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31

Date of reporting period: 01/01/2005 – 06/30/2005

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Shareholder Expenses

PayPal Money Market Fund

As a shareholder of the PayPal Money Market Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (January 1, 2005)	Ending Account Value (June 30, 2005)	Annualized Expense Ratio†	Expenses Paid During Period* (January 1 to June 30, 2005)
PayPal Money Market Fund
Actual	$1,000.00	$1,013.60	0.05%	$0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.65	0.05	0.25

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

PayPal Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at value (Note 1)	$290,223,557
Receivables:
Due from PayPal Asset Management, Inc. (Note 2)	64,876

Total Assets	290,288,433

LIABILITIES
Payables:
Distribution to shareholders	710,888
Accrued trustees’ fees	6,072
Accrued expenses	29,151

Total Liabilities	746,111

NET ASSETS	$289,542,322

Net assets consist of:
Paid-in capital	289,533,191
Undistributed net investment income	2,685
Undistributed net realized gain on investments	6,446

NET ASSETS	$289,542,322

Shares outstanding	289,532,987

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$3,549,185
Expenses[a]	(31,588)

Net investment income allocated from Master Portfolio	3,517,597

FUND EXPENSES (Note 2)
Management fees	1,572,487
Trustees’ fees	11,946
Compliance fees	10,679
Insurance	10,317

Total fund expenses	1,605,429

Fees and expenses reimbursed by PPAM (Note 2)	(1,572,487)

Total net expenses	32,942

Net investment income	3,484,655

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	6,511

Net gain on investments	6,511

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,491,166

[a]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $95,953.

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,484,655	$2,643,480
Net realized gain (loss)	6,511	(65)

Net increase in net assets resulting from operations	3,491,166	2,643,415

Distributions to shareholders:
From net investment income	(3,491,143)	(2,643,480)

Total distributions to shareholders	(3,491,143)	(2,643,480)

Capital share transactions (Note 3):
Proceeds from shares sold	135,540,778	1,540,318,874
Net asset value of shares issued in reinvestment of dividends and distributions	3,183,439	2,300,667
Cost of shares redeemed	(70,233,602)	(1,522,439,338)

Net increase in net assets resulting from capital share transactions	68,490,615	20,180,203

Increase in net assets	68,490,638	20,180,138
NET ASSETS:
Beginning of period	221,051,684	200,871,546

End of period	$289,542,322	$221,051,684

Undistributed net investment income included in net assets at end of period	$2,685	$9,173

SHARES ISSUED AND REDEEMED:
Shares sold	135,540,782	1,540,318,874
Shares issued in reinvestment of dividends and distributions	3,183,439	2,300,667
Shares redeemed	(70,233,574)	(1,522,439,338)

Net Increase in Shares Outstanding	68,490,647	20,180,203

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

	Six months ended Jun. 30, 2005 (Unaudited)	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002	Year ended Dec. 31, 2001	Year ended Dec. 31, 2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.01	0.01	0.01	0.02	0.03	0.05
Net realized and unrealized gain on investments	0.00 [a]	0.00 [a]	0.00 [a]	0.00 [a]	0.00[a]	—

Total from investment operations	0.01	0.01	0.01	0.02	0.03	0.05

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.03)	(0.05)

Total distributions	(0.01)	(0.01)	(0.01)	(0.02)	(0.03)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.36%[b]	1.37%	1.16%	1.85%	2.86%	5.56%

Ratios/Supplemental data:
Net assets, end of year (000s)	$289,542	$221,052	$200,872	$169,357	$82,207	$75,890
Ratio of expenses to average net assets[c]	0.05%[d]	0.08%	0.11%	0.10%	1.46%	1.38%
Ratio of net investment income to average net assets[c]	2.74%[d]	1.37%	1.14%	1.80%	2.80%	5.32%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[c]	1.35%[d]	1.93%	1.91%	1.90%	1.90%	1.75%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[c]	1.44%[d]	(0.48)%	(0.66)%	0.00%[a]	2.36%	4.95%

[a]	Rounds to less than $0.01 or 0.01%.

[b]	Not annualized.

[c]	These ratios include the Fund’s share of expenses charged to the Money Market Master Portfolio.

[d]	Annualized.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”), is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund changed its name from PayPal Money Market Reserve Fund, effective January 22, 2002. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) a separate series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (4.16% as of June 30, 2005). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2005.

As of December 31, 2004, the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $9,173, Capital Losses and Other Losses of $65.

The Fund had a tax basis net capital loss carryforward, as of December 31, 2004, the tax year end of the Fund of $65, expiring in 2012. The net capital loss carryforward may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

The tax character of distributions paid during 2004 and 2003 for the Funds were as follows: ordinary income of $2,643,480 and $2,395,120 for the Money Market Fund, respectively.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM” or “Adviser”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, beginning March 1, 2005, PPAM is paid a “unified” fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets. Prior to March 1, 2005, the fee was an annual rate of 1.80%. Under an investment advisory agreement (“Advisory Agreement”) between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees, within the meaning of the 1940 Act, (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any), the Fund’s portion of the trustee and officers/errors and omissions liability insurance premium and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors, the investment adviser to the Master Portfolio.

Prior to March 1, 2005, PPAM contractually agreed to limit the Fund’s net operating expenses to an annual rate of 1.50%, excluding brokerage fees, taxes, interest and extraordinary expenses. In addition, PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees of the Independent Trustees (and their independent legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any) and the Fund’s portion of the trustees and officers/errors and omissions liability insurance premium, to an annual rate of 0.10%. As a result of the voluntary expense limit, PPAM currently does not receive an investment advisory fee. With the prior approval of the Board of Trustees, PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $1,572,487 or 0.61% of the Fund’s average daily net assets for the six months ended June 30, 2005.

At a meeting held on February 28, 2005, the Board, including a majority of Independent Trustees, meeting in person, approved the continuation of the Advisory Agreement for an additional period of 12 months commencing February 28, 2005.

In approving the continuation of the Advisory Agreement, the Board had before it information that allowed the Trustees to evaluate the experience of the Adviser’s key personnel, the quality of services the Adviser has provided and is expected to provide to the Fund, and the compensation proposed to paid to the Adviser. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider. The Independent Trustees also discussed the proposed continuances in a private session at which no representatives of PPAM were present. In reaching their determinations relating to continuance of the Advisory Agreement with respect to the Fund, the Trustees considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee could have attributed different weights to the various factors.

In approving the continuation of the Advisory Agreement (at the reduced fee level), the Trustees considered several factors in respect of the advisory fee level specified in the Advisory Agreement, as follows: (1) the favorable quality of services provided to the Fund since its commencement of operations, as evidenced by the absence of any noteworthy problems related to compliance, operations or performance; (2) the positive relationship of the Adviser with the Trust and the Trustees, including the satisfactory communication and responsiveness of the Adviser to requests for information by the Independent Trustees; (3) the performance of the Fund since commencement of operations, particularly its very competitive performance against peer money market funds for more recent periods that reflect the effect of voluntary fee waivers by the Adviser; (4) the compensation payable by the Trust to the Adviser under the Advisory Agreement particularly for more recent periods where no net advisory fee has been paid to the Adviser, as well as the reduction of the former contractual annual rate of 1.80% to a contractual annual rate of 1.00%, which is approximately the same as the average expense ratio for the peer group of money market funds reported to the Board; and (5) the favorable history, reputation, qualification and background of the Adviser, as well as the satisfactory qualifications of its personnel and financial condition. The Trustees also considered the unique nature of the unified fee charged by the Adviser and that the Adviser would be responsible under that arrangement for paying all of the operating expenses of the Fund except the Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any), and the Fund’s portion of the trustees and officers/errors and omissions liability insurance premium and extraordinary expenses. The Board noted the Adviser’s representation and related information from the Adviser that the voluntary expense limitation has meant that the Adviser was subsidizing the operations of the Fund below their actual costs and, therefore, not making a direct profit from the Fund.

Based upon their review, the Trustees determined that the terms of the Advisory Agreement were reasonable, fair and in the best interests of investors in the Fund.

PPAM also serves as the Fund’s transfer agent and dividend distribution agent and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

Investor’s Bank & Trust Company (the “Administrator”) provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund is disclosed in detail in the Statement of Changes in Net Assets.

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2004 through June 30, 2005. The Fund filed a Form N-PX, for the twelve months ended June 30, 2005, which is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-215-5506, and (ii) on the SEC's website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—3.94%

HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,995,280
Toronto-Dominion Bank
2.78%, 07/11/05	50,000,000	50,000,068
Washington Mutual Bank
3.28%, 08/08/05	100,000,000	100,000,000
Wells Fargo Bank N.A.
3.04%, 07/01/05	25,000,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $274,995,348)		274,995,348

Security	Face Amount	Value
COMMERCIAL PAPER—15.69%

Charta LLC
3.24%, 08/09/05(1)	50,000,000	49,824,500
3.25%, 08/05/05(1)	20,000,000	19,936,806
CRC Funding LLC
3.24%, 07/27/05(1)	50,000,000	49,883,000
Ebury Finance Ltd.
3.24%, 07/18/05(1)	54,440,000	54,356,707
Ford Credit Floorplan Motown
3.26%, 07/21/05(1)	25,000,000	24,954,722
General Electric Capital Corp.
2.93%, 08/15/05	60,000,000	59,780,250
3.12%, 09/06/05	50,000,000	49,709,666
General Electric Capital Services Inc.
2.74%, 07/07/05	50,000,000	49,977,167
Giro Multi-Funding Corp.
3.07%, 07/01/05(1)	75,000,000	75,000,000
Grampian Funding LLC
2.95%, 08/17/05(1)	65,000,000	64,750,084
3.12%, 09/07/05(1)	75,000,000	74,558,000
3.38%, 11/08/05(1)	56,000,000	55,316,489
3.49%, 12/09/05(1)	50,000,000	49,219,597
Mortgage Interest Networking Trust
3.28%, 07/25/05	35,000,000	34,923,467
New Center Asset Trust
3.27%, 08/02/05(1)	50,000,000	49,854,667
Scaldis Capital LLC
3.24%, 07/19/05(1)	57,000,000	56,907,660
3.50%, 12/12/05(1)	25,000,000	24,601,389
Solitaire Funding Ltd.
3.05%, 07/01/05(1)	106,000,000	106,000,000
Three Pillars Funding Corp.
3.06%, 07/01/05(1)	90,000,000	90,000,000
UBS Finance Delaware LLC
3.03%, 07/01/05	50,000,000	50,000,000
WhistleJacket Capital LLC
3.51%, 12/15/05(1)	5,000,000	4,918,587

TOTAL COMMERCIAL PAPER (Cost: $1,094,472,758)		1,094,472,758

Security	Face Amount	Value
MEDIUM-TERM NOTES—1.22%

Beta Finance Inc.
2.68%, 11/15/05(1)	50,000,000	49,996,152
K2 USA LLC
2.43%, 08/01/05(1)	20,000,000	19,999,663
3.57%, 03/16/06(1)	15,000,000	15,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $84,995,815)		84,995,815

Security	Face Amount	Value
TIME DEPOSITS—6.77%

Chase Bank USA N.A.
3.38%, 07/01/05	72,140,000	72,140,000
Deutsche Bank
3.31%, 07/01/05	150,000,000	150,000,000
Key Bank N.A.
3.34%, 07/01/05	200,000,000	200,000,000
UBS AG
3.05%, 07/01/05	50,000,000	50,000,000

TOTAL TIME DEPOSITS (Cost: $472,140,000)		472,140,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—49.58%

Allstate Life Global Funding II
3.30%, 06/27/06(1)	50,000,000	50,000,000
American Express Bank
3.24%, 10/17/05	10,000,000	10,000,973
American Express Centurion Bank
3.11%, 09/01/05	50,000,000	50,003,176
3.29%, 06/29/06	35,000,000	35,000,000
American Express Credit Corp.
3.36%, 02/28/06	31,000,000	31,015,829
ASIF Global Financing
3.29%, 06/23/06(1)	75,000,000	74,995,270
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	35,000,000	35,000,000
Bank of America Securities
3.52%, 11/18/05	100,000,000	100,000,000
Bear Stearns Companies Inc. (The)
3.31%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
3.17%, 05/25/06(1)	15,000,000	14,998,606
3.27%, 04/25/06(1)	30,000,000	29,997,000
CC USA Inc.
3.17%, 05/25/06(1)	25,000,000	24,997,677
3.17%, 06/15/06(1)	55,000,000	54,994,741
3.25%, 08/25/05(1)	15,000,000	14,999,434
3.27%, 03/23/06(1)	25,000,000	25,000,158
Citigroup Global Markets Holdings Inc.
3.16%, 11/04/05	100,000,000	100,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
3.47%, 12/12/05(1)	25,000,000	25,000,000

Credit Suisse First Boston
3.15%, 05/09/06	50,000,000	50,000,000
DEPFA Bank PLC
3.42%, 03/15/06	100,000,000	100,000,000
Dorada Finance Inc.
3.20%, 09/15/05(1)	82,000,000	82,001,323
3.26%, 06/26/06(1)	15,000,000	14,998,618
Five Finance Inc.
3.10%, 05/25/06(1)	22,000,000	21,997,956
3.27%, 06/26/06(1)	14,000,000	13,998,615
Goldman Sachs Group Inc. (The)
3.30%, 07/29/05(1)	50,000,000	50,000,000
Greenwich Capital Holdings Inc.
3.15%, 02/10/06	15,000,000	15,000,000
3.17%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
3.51%, 04/24/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
3.57%, 05/04/06	15,000,000	15,010,240
K2 USA LLC
3.09%, 06/02/06(1)	35,000,000	34,996,778
3.21%, 02/15/06(1)	25,000,000	25,003,458
3.27%, 05/25/06(1)	100,000,000	99,986,521
Leafs LLC
3.26%, 02/21/06(1)	20,000,000	20,000,000
LEEK Series 14A Class A1
3.27%, 07/21/05(1)	42,028,200	42,028,200
Links Finance LLC
3.21%, 10/17/05(1)	65,000,000	65,001,488
3.21%, 01/20/06(1)	35,000,000	34,995,485
3.22%, 05/18/06(1)	50,000,000	49,991,206
3.27%, 07/26/05(1)	25,000,000	24,999,487
3.33%, 07/29/05(1)	50,000,000	50,000,946
Lothian Mortgages PLC Series 4A Class A1
3.29%, 01/24/06(1)	75,000,000	75,000,000
Marshall & Ilsley Bank
3.36%, 02/20/06	30,000,000	30,022,987
Metropolitan Life Insurance Funding Agreement
3.23%, 07/18/05(1) (2)	25,000,000	25,000,000
3.26%, 07/25/05(1) (2)	50,000,000	50,000,000
Morgan Stanley
3.13%, 07/03/06	100,000,000	100,000,000
3.34%, 08/15/05	25,000,000	25,004,549
3.35%, 06/27/06	100,000,000	100,021,029
National City Bank
3.06%, 08/02/05	50,000,000	49,998,087
3.09%, 01/06/06	20,000,000	19,996,874
Nationwide Building Society
3.51%, 04/28/06(1)	100,000,000	100,000,000
Northern Rock PLC
3.15%, 05/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC No. 7 Series 1 Class A
3.15%, 03/10/06	150,000,000	150,000,000
Permanent Financing PLC No. 8 Series 1 Class A
3.20%, 06/12/06	25,000,000	25,000,000
Royal Bank of Scotland
3.07%, 04/05/06	76,250,000	76,226,417
Sigma Finance Inc.
3.17%, 07/15/05(1)	25,000,000	24,999,710
3.17%, 11/18/05(1)	70,000,000	69,991,923
3.20%, 03/20/06(1)	20,000,000	20,001,107
Skandinav Enskilda Bank NY
3.27%, 07/18/06(1)	50,000,000	50,000,000

Societe Generale
3.15%, 06/13/06	30,000,000	29,994,277
Strips III LLC
3.35%, 07/25/05(1) (2)	30,999,027	30,999,027
Tango Finance Corp.
3.15%, 06/12/06(1)	50,000,000	49,995,286
3.27%, 05/26/06(1)	15,000,000	14,997,972
Travelers Insurance Co. Funding Agreement
3.29%, 02/03/06(1) (2)	50,000,000	50,000,000
3.35%, 08/19/05(1) (2)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
3.30%, 07/25/05	84,837,695	84,837,695
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
3.30%, 07/25/05	87,106,594	87,106,594
Westpac Banking Corp.
3.40%, 04/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
3.14%, 12/08/05(1)	30,000,000	29,998,028
3.18%, 02/15/06(1)	20,000,000	19,996,837
3.24%, 06/22/06(1)	15,000,000	14,998,537
White Pine Finance LLC
3.18%, 03/15/06(1)	46,000,000	45,990,935
3.28%, 12/28/05(1)	67,000,000	66,993,382
Winston Funding Ltd.
3.23%, 07/25/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,458,184,438)		3,458,184,438

Security	Face Amount	Value
REPURCHASE AGREEMENTS(3) —22.67%

Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $125,011,910 and an effective yield of 3.43%.	125,000,000	125,000,000

Bank of America Securities Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $200,019,375 and an effective yield of 3.49%.	200,000,000	200,000,000

Bank of America Securities Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%.	40,000,000	40,000,000

Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%.	40,000,000	40,000,000

Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $290,027,700 and effective yields of 3.43% - 3.44%.	290,000,000	290,000,000

Greenwich Capital Markets Inc. Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,009,688 and an effective yield of 3.49%.	100,000,000	100,000,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,789 and an effective yield of 3.41%.	40,000,000	40,000,000

Lehman Brothers Holdings Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $300,029,114 and effective yields of 3.49% - 3.50%.	300,000,000	300,000,000

Lehman Brothers Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $56,392,357 and an effective yield of 3.42%.	56,387,000	56,387,000

Merrill Lynch & Co. Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $100,009,799 and effective yields of 3.50% - 3.56%.	100,000,000	100,000,000

Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 3/22/05, due 12/27/05, with a maturity value of $150,152,500 and an effective yield of 3.56%.	150,000,000	150,000,000

Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $140,013,139 and effective yields of 3.37% - 3.40%.	140,000,000	140,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,581,387,000)		1,581,387,000

TOTAL INVESTMENTS IN SECURITIES — 99.87% (Cost: $6,966,175,359)		6,966,175,359

Other Assets, Less Liabilities — 0.13%		8,780,862

NET ASSETS — 100.00%		$6,974,956,221

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(3)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2005

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,458,184,438	49.58%
Repurchase Agreements	1,581,387,000	22.67
Commercial Paper	1,094,472,758	15.69
Time Deposits	472,140,000	6.77
Certificates of Deposit	274,995,348	3.94
Medium-Term Notes	84,995,815	1.22
Other Net Assets	8,780,862	0.13

TOTAL	$6,974,956,221	100.00%

This table is not part of the financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

ASSETS
Investments in securities, at amortized cost which approximates value (Note 1):	$5,384,788,359
Repurchase agreements, at value and cost (Note 1)	1,581,387,000

Total investments in securities	6,966,175,359
Cash	393
Receivables:
Interest	9,074,982

Total Assets	6,975,250,734

LIABILITIES
Payables:
Investment advisory fees (Note 2)	294,513

Total Liabilities	294,513

NET ASSETS	$6,974,956,221

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

NET INVESTMENT INCOME
Interest	$93,618,275

Total investment income	93,618,275

EXPENSES (Note 2)
Investment advisory fees	3,368,502

Total expenses	3,368,502
Less investment advisory fees waived	(2,559,229)

Net expenses	809,273

Net investment income	92,809,002

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,809,002

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$92,809,002	$75,589,172
Net realized loss	—	(3,023)

Net increase in net assets resulting from operations	92,809,002	75,586,149

Interestholder transactions:
Contributions	32,604,415,242	27,939,964,264
Withdrawals	(31,253,093,847)	(27,213,733,782)

Net increase in net assets resulting from interestholder transactions	1,351,321,395	726,230,482

Increase in net assets	1,444,130,397	801,816,631
NET ASSETS:
Beginning of period	5,530,825,824	4,729,009,193

End of period	$6,974,956,221	$5,530,825,824

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2005, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio as of June 30, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Bank of America N.A. Tri-Party	5.50%	06/01/33	$127,500,000
Bank of America Securities Corporate Tri-Party	4.65-8.38	05/01/07-10/15/99	204,000,001
Bank of America Securities Tri-Party	5.00	08/01/34	40,800,001
Credit Suisse First Boston Inc. Tri-Party	3.70-5.44	12/01/31-11/01/43	40,801,035
Goldman Sachs Group Inc. Tri-Party	4.69-5.00	05/01/34-06/01/35	295,800,000
Greenwich Capital Markets Inc. Corporate Tri-Party	2.52-5.41	02/25/33-01/25/45	105,002,316
JP Morgan Chase & Co. Tri-Party	3.80-5.34	05/01/22-07/01/35	40,801,196
Lehman Brothers Holdings Inc. Corporate Tri-Party	1.01-8.90	02/25/06-04/25/25	314,941,418
Lehman Brothers Inc. Tri-Party	3.14-6.31	08/01/16-10/01/44	57,511,680
Merrill Lynch & Co. Inc. Corporate Tri-Party	3.50-8.88	02/15/08-05/01/17	103,009,259
Merrill Lynch & Co. Inc. Tri-Party	1.80-6.50	07/01/05-05/25/34	142,804,232
Merrill Lynch & Co. Inc. Tri-Party	4.75-10.13	11/15/05-04/15/22	154,500,602

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2005, BGFA waived investment advisory fees of $2,559,229 for the Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, counsel and independent registered accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Six months ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Ratio of expenses to average net assets(a)	0.02%		0.05%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.76%		1.40%	1.15%	1.80%	3.66%	6.43%
Ratio of net investment income to average net assets prior to waived fees (a)	2.68%		1.35%	n/a	n/a	n/a	n/a
Total return	1.36	%(b)	1.39%	1.16%	1.84%	4.23%	6.52%

(a)	Annualized for periods of less than one year.

(b)	Not annualized.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider the Master Portfolio’s Investment Advisory Contract with BGFA (an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent, and Quality of Services Provided by BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolio by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolio. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objective consistently over time. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolio.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising the Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and 10-year periods ended December 31, 2004, as applicable, and a comparison of the Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the Master Portfolio generally outperformed the funds in their Lipper Peer Groups over relevant periods. The Board noted that the advisory fees for the Master Portfolio were generally lower than the advisory fee rates of the funds in its Lipper Peer Group, and the overall expenses for the Master Portfolio were the lowest of the overall expenses of the funds in its Lipper Peer Group, noting BGFA’s voluntary waiver of certain advisory fee amounts for the Master Portfolio. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contract.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability of the Master Portfolio to BGFA based on the fees payable under the Advisory Contract for the last calendar year. The Board analyzed the Master Portfolio’s expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolio by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolio’s profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of the Master Portfolio’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rates for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board also received and considered information regarding the Master Portfolio’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act and collective funds. BGFA and its affiliates do not provide investment management services to separate accounts with substantially similar investment objectives and strategies. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act and collective funds differed from the level of services provided to the Master Portfolio. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the other funds, including, among other factors, the level of complexity in managing the Master Portfolio and the other funds under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolio and its interestholders in comparison with the nature and extent of the services provided to the other funds and their clients, and in relation to the Master Portfolio’s and the other funds’ fee structures and asset levels. The Board noted that the investment advisory fee rates under the Master Portfolio’s Advisory Contract were similar to the investment advisory fee rates for other funds registered under the 1940 Act and were within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rates for the Master Portfolio and the investment advisory/management fee rates for the other funds for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolio by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolio’s investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services and the associated voluntary waivers by BGFA and/or its affiliates of those fees, if any. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolio. The Board further noted that any portfolio transactions on behalf of the Master Portfolio placed through an affiliate of the Master Portfolio or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on the above analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to continue the Advisory Contract.

Item 1.  Reports to Stockholders.

[Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).]

Item 2.  Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

See Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) Not applicable.

Item 12.  Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ John T. Story
John T. Story, President

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Story
John T. Story, President

Date: August 26, 2005

By:	/s/ Edward Fong
Edward Fong, Principal Financial Officer

Date: August 26, 2005